Long-Term Debt - Summary of Trust Preferred Securities Issued by Trusts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	$ 296	$ 312
Assets of the trust	$ 795	$ 809	[1]
Translated from Sterling into U.S. dollars on a basis of U.S. to Pound Sterling, rate of exchange	1.48	1.56
Mellon Capital I I I
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	$ 296	$ 312	[2]
Interest rate (percent)	6.37%	6.37%	[2]
Assets of the trust	$ 295	$ 309	[1],[2]
Due date	2036	2036
Call date	2016	2016
MEL Capital IV
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	$ 0	$ 0
Interest rate (percent)	0.00%	0.00%
Assets of the trust	$ 500	$ 500	[1]

[1]	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.
[2]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.48 to £1, the rate of exchange on Dec. 31, 2015.